SCHEDULE OF ALLOWANCES FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 27,262,848	$ 21,217,406
Addition from acquisition of subsidiaries under common control		314,214
Increase in allowance for credit losses	674,664	5,134,350
Foreign exchange difference	(1,682,028)	596,878
Increase in insurance settlements receivable	(771,189)
Allowance for credit losses, ending	$ 25,484,295	$ 27,262,848